Client Name:
Client Project Name:	SEMT 2025-S2
Start - End Dates:	6/16/2021 - 10/10/2025
Deal Loan Count:	124

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Credit/Mtg History	CRDCRMH123	No evidence of required debt payoff	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	DTI	CRDDTI105	Debt Ratio Exception xxx% or Less	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Compliance	Right of Rescission	CMPROR117	ROR - Expiration date on form prior to end of rescission period	1
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	1
Total				9

 ©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.